ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Product sales provisions		$ 0	$ 2,107,000
Research and development		547,000	6,622,000
Professional services		379,000	491,000
Other		15,000	52,000
Total accrued expenses	$ 889,000	$ 941,000	$ 9,272,000